License and services agreements	9 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
License and services agreements

9. License and services agreements

Mount Sinai license and sponsored research agreements

On May 30, 2018, the Company entered into an exclusive license agreement (the “ISMMS License Agreement”) and, on March 7, 2019, a sponsored research agreement (the “ISMMS SRA”) with Mount Sinai. Under the terms of the ISMMS License Agreement, ISMMS granted the Company (i) an exclusive, sublicensable license to use certain patent rights covering specific inventions concerning the utilization of biomarkers guided artificial intelligence techniques for detecting kidney functional decline (the “ISMMS Technology”), (ii) a non-exclusive license under unregistered licensed copyrights and licensed know-how and (iii) an exclusive option to obtain licensed technology conceived after May 30, 2018. The Company is obligated to pay Mount Sinai $1.5 million and $7.5 million in commercial milestone payments upon achieving worldwide net sales of KidneyIntelX of $50.0 million and $300.0 million, respectively. The Company is also obligated to pay Mount Sinai a 4% to 5% royalty on net sales of KidneyIntelX, subject to customary reductions. Royalties are payable on a product-by-product basis from first commercial sale of such product until the later of (1) expiration of the last valid claim of a licensed patent covering such product or (2) on a country-by-country basis, 12 years from first commercial sale of such product in such country. Moreover, the Company is obligated to pay Mount Sinai between 15% and 25% of any consideration received from a sublicensee. Furthermore, the Company agreed to carry out and fund a clinical utility study for KidneyIntelX at an estimated cost of $0.7 million.

As part of the ISMMS SRA, the Company has agreed to fund several research projects to further develop the ISMMS Technology. The Company incurred no expenses under the ISMMS SRA for the three months ended March 31, 2022 and $0.4 million in research and development expenses under the ISMMS SRA for the nine months ended March 31, 2022. The Company incurred $0.03 million and $0.3 million in research and development expenses under the ISMMS SRA for the three and nine months ended March 31, 2021, respectively.

Mount Sinai COVID-19 sponsored research agreement

In August 2020, and as amended in December 2020, the Company entered into a Multi-center Assessment of Survivors for Kidney Disease after COVID-19 Study (the “MASKeD-COVID Study”) with ISMMS. This study involves multiple major academic institutions, including Mount Sinai, University of Michigan, Johns Hopkins, Yale University and Rutgers University. The goal of this study is to understand the long-term kidney epidemiology of CKD in survivors of COVID-19 and validate KidneyIntelX for prediction of long-term kidney outcomes post-COVID hospitalization that will inform further prevention, treatment and clinical care.

Under the terms of the MASKeD-COVID Study, the Company is obligated to pay for all direct and indirect costs incurred under the sponsored research agreement in an amount totaling $1.8 million. As of March 31, 2022, amounts due to ISMMS under the MASKeD-COVID Study totaled $1.0 million. No expenses were recorded during the three months ended March 31, 2022 and $0.6 million was expensed during the nine months ended March 31, 2022. The Company did not incur any expenses related to this program during the three and nine months ended March 31, 2021.

Joslin diabetes center agreement

In October 2018, the Company purchased a worldwide exclusive license agreement (the “Joslin Agreement”) with the Joslin Diabetes Center, Inc. (“Joslin”) that was previously entered into with EKF Diagnostics Holding Plc (“EKF”), a related party, in July 2017. The license agreement provides the Company with the right to develop and commercialize licensed products covering a novel methodology of diagnosing and predicting kidney disease using certain biomarkers (the “Joslin Diabetes Technology”).

Under the terms of the Joslin Agreement, the Company is obligated to pay Joslin aggregate commercial milestone payments of $0.3 million and $1.0 million in commercial milestone payments upon achieving worldwide net sales of licensed products and processes of $2.0 million and $10.0 million, respectively. The Company is also obligated to pay Joslin a 5% royalty on net sales of any licensed products or licensed processes, subject to customary reductions. The company accrued $0.1 million of royalties due to Joslin as of March 31, 2022. Moreover, the Company is obligated to pay Joslin 25% of any consideration received from a sublicensee.

The Joslin Agreement initially expires on July 31, 2025 and is subject to an automatic five-year extension unless either party notifies the other party of its intent not to extend the agreement at least 180 days prior to initial expiration. Either party may terminate the Joslin Agreement earlier upon an uncured material breach of the agreement by the other party, the insolvency of the other party, or in the event the other party is unable to perform its obligations under the agreement for a specified period. Additionally, Joslin may terminate the agreement in the event that the Company ceases developing or commercializing licensed products or processes, if the Company fails to maintain certain required insurance policies, and if the Company fails to pay patent expenses related to the licensed patents.